Land Use Rights, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Land use rights, net
Weighted average remaining lease term (in years)	5 years	5 years		5 years
Cost	¥ 5,697,337	¥ 4,609,201
Less: Accumulated amortization	(361,788)	(248,528)
Land use rights, net	5,335,549	4,360,673		$ 837,264
Amortization expenses	113,260	75,627	¥ 48,328
Title certificates for land use right with carrying value not obtained	¥ 92,089	¥ 303,554
Land use rights
Land use rights, net
Weighted average remaining lease term (in years)	44 years			44 years
Land use rights | Maximum
Land use rights, net
Lease term (in years)	50 years